Financial Income (Expenses), Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Income and Expenses [Abstract]
Interest income	$ 527	$ 751	$ 1,026
Discount on marketable securities, net	(217)	(358)	(561)
Exchange rate differences, net	(45)	(236)	(148)
Bank charges	(109)	(122)	(97)
Financial income, net	$ 156	$ 35	$ 220